Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001865506
Document Type	POS AM
Entity Registrant Name	ZEO ENERGY CORP.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	References throughout this Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 to “Zeo Energy,” “we,” “us,” the “Company” or “our company” are to Zeo Energy Corp., unless the context otherwise indicates.The Company is filing this Post-Effective Amendment No. 3 (“Post Effective Amendment No. 3”) to the Registration Statement on Form S-1, originally filed with the Securities and Exchange Commission (“SEC”) on April 17, 2024, as amended on May 23, 2024 (the “Original Filing”), declared effective by the SEC on May 31, 2024 and subsequently amended by Post-Effective Amendment No. 1 to the Registration Statement on S-1 filed with the SEC on September 27, 2024, and declared effective by the SEC on October 1, 2024 (“Post-Effective Amendment No. 1”), and further amended by Post-Effective Amendment No. 2 to the Registration Statement on Form S-1filed with the SEC on February 7, 2025, and declared effective by the SEC on February 11, 2025 (“Post-Effective Amendment No. 2”).No additional securities are being registered by this Post- Effective Amendment No. 3. All applicable registration fees were paid at the time of filing the Original Filing. On March 20, 2024, the Company filed with the SEC a Current Report on Form 8-K (the “Original Report”), in which the Company reported, among other events, the completion of a Business Combination (as defined in the Original Report). The Company subsequently amended the Original Report on March 25, 2024 to include its audited financial statements, Management’s Discussion and Analysis of Financial Condition and Results of Operation, and unaudited pro forma combined financial information for the fiscal year ended December 31, 2023.Subsequently, the Company filed Amendment No. 3 on Form 8-K/A on August 19, 2024 to restate its audited financial statements, Management’s Discussion and Analysis of Financial Condition and Results of Operation and unaudited pro forma combined financial information for the fiscal year ended December 31, 2023.On November 14, 2024, the Company filed a Form 8-K with the SEC (the “Non-Reliance 8-K”) noting that during the preparation of the Company’s consolidated interim financial statements for the quarter ended September 30, 2024, the Company’s management identified the following misstatements and adjustments previously not recorded during the audit, as deemed immaterial at the time, to the Company’s financial statements for the year ended December 31, 2023 and the quarterly periods ended March 31, 2024 and June 30, 2024.• For the years ended December 31, 2023 and 2022, cost of goods sold (exclusive of depreciation and amortization) included selling expenses related to commissions earned by the sales team and third party dealers related to obtaining sales orders and contracts. The Company has further determined that selling expenses should not be included in the cost of goods sold (exclusive of depreciation and amortization) but instead in sales and marketing expense as they do not relate to the direct delivery of the product or service but rather to the acquiring of the customer and sale of the product or service. This misstatement has no impact on total operating expenses, income from operations or net income. Additionally, this misstatement has no impact on the balance sheets, statements of members’ equity or statements of cash flows.• As of December 31, 2023, finance lease assets and liabilities were included in property, equipment and other fixed assets, net and in the current portion of long-term debt and long-term debt. The Company has further determined that the vehicles should be recorded as right-of-use finance lease assets and finance lease liabilities. Adjustments have been made to depreciation and amortization expense and interest expense on the statement of operations as well as adjustments to reflect the presentation of finance leases in the statement of cash flows. • As of December 31, 2023 and 2022, adjustments have been made to reflect the correct presentation of operating leases within the statement of cash flows. This has no impact on total operating cash flows.• For the years ended December 31, 2023 and 2022, due to the nature of the underlying costs, reclassifications of expenses have been made between cost of goods sold (exclusive of depreciation and amortization), sales and marketing and general and administrative. This misstatement has no impact on total operating expenses, income from operations or net income. Additionally, this misstatement has no impact on the balance sheets, statements of changes in members’ equity or statements of cash flows.As described in the Non-Reliance 8-K, on November 13, 2024, the audit committee of the Company’s board of directors, after discussion with the Company’s management concluded, that (i) the Company’s previously issued financial statements for the fiscal year ended December 31, 2023 and 2022 included in the Original Report as filed with the SEC on March 20, 2024 and as amended on March 25, 2024 and August 19, 2024, (ii) the Company’s unaudited condensed consolidated interim financial statements for the three months ended March 31, 2024 included in the Quarterly Report on Form 10-Q/A as filed with the SEC on August 19, 2024, (iii) the Company’s unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2024 included in the Quarterly Report on Form 10-Q as filed with the SEC on August 19, 2024 and (iv) the financial statements noted in items (i) through (iii) above included in the Original Filing, as amended, should no longer be relied upon due to the misstatements described above. Additionally, the Company’s management have discussed with Grant Thornton LLP, the Company’s independent registered public accounting firm, the matters disclosed in the Non-Reliance 8-K.On May 28, 2025, the Company filed with the SEC its Annual Report on Form 10-K, which includes the Company’s audited financial statements for the years ended December 31, 2024 and 2023. On June 16, 2025, the Company filed with the SEC its Quarterly Report on Form 10-Q, as amended on July 9, 2025, which includes unaudited interim financial statements for the three-month periods ended March 31, 2025 and 2024. On July 2, 2025, the Company filed with the SEC a Registration Statement on Form S-4, which serves as a proxy statement to the shareholders of Heliogen, in connection with the Company’s proposed merger with Heliogen, with Heliogen ultimately becoming a wholly-owned subsidiary of the Company, in the event that the proposed merger is consummated. The Registration Statement on S-4, in addition to the financial statements of the Company, also includes Heliogen’s audited financial statements for the years ended December 31, 2024 and 2023 and unaudited interim financial statements of Heliogen for the three months ended March 31, 2025 and 2024. Also, included in the Registration Statement on Form S-4 are unaudited pro forma condensed combined financial statements reflecting certain combined financial statements information for the Company and Heliogen. The unaudited pro forma condensed combined balance sheet is presented as if the proposed merger occurred on March 31, 2025. The unaudited pro forma condensed combined statement of operations is presented as if the proposed merger occurred on January 1, 2024, the beginning of the earliest period presented. As such, the Company is filing this Post-Effective Amendment No. 3 to update all of the information provided in Post-Effective Amendment No. 2 including all updated financial information and information relating to the Company’s proposed merger with Heliogen.This Post-Effective Amendment No. 3 reflects events that occurred after the filing of Post-Effective Amendment No. 2 and modifies and updates all disclosures in Post-Effective Amendment No. 2.
Amendment Flag	true